Revenue - Schedule of Revenue Recognized in Statements of Profit or Loss (Detail) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of operating segments [line items]
Revenue from the rendering of services (recognized over time)	€ 1,312	€ 5,414
Sale of clinical supply (recognized at a point in time)	246
"Right-to-use" licenses (recognized at a point in time)	667
Total revenue	2,225	5,414
Revenue from external customers (geographical)
Total revenue	2,225	5,414
North America [member]
Disclosure of operating segments [line items]
Total revenue	667	5,414
Revenue from external customers (geographical)
Total revenue	667	€ 5,414
China [member]
Disclosure of operating segments [line items]
Total revenue	1,558
Revenue from external customers (geographical)
Total revenue	€ 1,558